Goodwill and Other Intangibles (Intangibles) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets:
Accumulated Amortization	$ (1,098.7)	$ (3,291.5)
Other Intangibles, gross	2,166.7	4,645.9
Other intangibles, net	1,068.0	1,354.4
Amortization expense	361.3	462.2	$ 517.2
Marketed products
Finite-lived intangible assets:
Carrying Amount, Gross	2,077.2	4,528.8
Accumulated Amortization	(1,069.0)	(3,251.3)
Carrying Amount, Net	1,008.2	1,277.5
Other
Finite-lived intangible assets:
Carrying Amount, Gross	89.5	117.1
Accumulated Amortization	(29.7)	(40.2)
Carrying Amount, Net	$ 59.8	$ 76.9